License Agreements - Additional Information (Details) - UCLB License Agreement - GBP (£) shares in Millions	1 Months Ended				12 Months Ended
	Jul. 31, 2019	Jun. 30, 2018	May 31, 2017	Jun. 30, 2016	Dec. 31, 2020
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Ordinary shares, issued					4
Additional payments to license agreement	£ 30,000	£ 30,000	£ 30,000	£ 30,000
Period of marketing approval granted product					7 years
License agreement notice period upon termination					30 days
License agreement, terminate if other party in material breach subject to cure period					180 days
Agreement termination period If fails to pay threshold owned					30 days
Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments					£ 3,500